Note 5 - Leases: Schedule of Lease expense and other information (Tables)	9 Months Ended
Sep. 30, 2020
Tables/Schedules
Schedule of Lease expense and other information

	Three Months Ended September 30, 2020	Nine Months Ended September 30, 2020

Operating lease expense	$1,812,157	$5,399,751
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	1,761,436	5,274,562
Weighted-average remaining lease term – operating leases (in years)	7.18
Weighted-average discount rate – operating leases	5.09%

Lease maturity schedule as of September 30, 2020:	Amount
Remainder of 2020	$1,776,751
2021	6,806,081
2022	6,252,966
2023	5,431,489
2024	4,727,811
2025 and beyond	15,686,575
Total	40,681,673
Less: Interest	(6,365,277)
Present Value of Lease Liability	$34,316,396